Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average	Average
					Summary	Summary	Value of Initial Fixed $100
					Compensation	Compensation	Investment Based On:
	Summary	Summary			Table Total	Actually Paid				Operating
	Compensation	Compensation	Compensation	Compensation	for Non-PEO	to Non-PEO		Peer Group	Net	Cash
	Table Total	Table Total	Actually Paid	Actually Paid	Named	Named	Total	Total	Income/	Flow
	for first	for second	to first	to second	Executive	Executive	Shareholder	Shareholder	(Loss)	(OCF) (6)
Year	PEO (1)	PEO (1)	PEO (2)(4)	PEO (2)(4)	Officers (1)	Officers (3)	Return	Return (5)	(in millions)	(in millions)

2023	$—	$2,391,450	$—	$1,946,938	$1,457,560	$1,168,921	$139.56	$116.66	$195	$200
2022	$2,138,360	$2,272,390	$3,327,790	$3,062,704	$819,670	$819,320	$167.00	$113.26	$218	$208
2021	$1,371,410	$—	$1,913,830	$—	$733,150	$1,164,372	$86.64	$70.04	$7	$23
2020	$1,275,559	$—	$696,697	$—	$818,133	$875,186	$60.11	$58.01	$(212)	$(62)

(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020 has been disclosed as amounts related to first PEO. For 2023, his compensation has been included in amounts related to Non-PEO Named Executive Officers.
>	Ben M. Palmer – is named PEO for 2023 and been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2022 and 2023, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022 and his compensation has been included in amounts related to Non-PEO Named Executive Officers for 2022 and 2023.
>	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.
(2)

The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Reported	Reported	Reported	Reported	Equity	Equity
	Summary	Summary	Value of	Value of	Award	Award	Pension
	Compensation	Compensation	Equity	Equity	Adjustments	Adjustments	Adjustments	Compensation	Compensation
	Table Total for	Table Total for	Awards to	Awards to	to first	to second	to First	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	first PEO (b)	second PEO (b)	PEO (c)	PEO (c)	PEO (d)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)
2023	—	2,391,450	—	(998,400)	—	553,888	—	—	1,946,938
2022	2,138,360	2,272,390	(670,500)	(804,600)	1,859,930	1,594,914	—	3,327,790	3,062,704
2021	1,371,410	—	(387,000)	—	929,420	—	—	1,913,830	—
2020	1,275,559	—	(459,000)	—	(112,540)	—	(7,322)	696,697	—
(a)	The amounts disclosed represent the amounts reported as Total compensation in the SCT.
(b)	Represents the grant dare fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2023	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	757,120	666,750	800,100	454,000	315,000
Change in prior year awards outstanding and unvested as of end of CFY	(266,938)	1,096,200	730,800	305,800	(382,470)
Change in prior year awards that vested in current year	20,538	83,900	53,694	169,620	(45,070)
Dividends paid	43,168	13,080	10,320	—	—
Total Equity Award Adjustments	553,888	1,859,930	1,594,914	929,420	(112,540)

(3)

The dollar amounts reported represent the amount of CAP, computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Non-PEO Named Executive Officers during the applicable year. To calculate the amounts in the CAP to Non-PEO Named Executive Officers column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the SCT:

	Average	Reported	Equity	Average Summary
	Summary Compensation	Value of Average Equity	Award Adjustments to	Compensation Actually
	Table Total for Non- PEO	Awards to Non-PEO Named	Non-PEO Named	Paid to Non- PEO Named
	Named Executive Officers (a)	Executive Officers (b)	Executive Officers (c)	Executive Officers
Year	($)	($)	($)	($)
2023	1,457,560	(580,800)	292,161	1,168,921
2022	819,670	(312,900)	312,550	819,320
2021	733,150	(259,290)	690,512	1,164,372
2020	818,133	(383,265)	440,318	875,186
(a)	The amounts disclosed represent the average of the total amounts attributable to all non-PEO Named Executive Officers for the period each served, as included in the amounts reported as Total compensation in the SCT.
(b)	Represents the average grant date fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the average year-over-year change in the fair value of equity awards, as shown below. For 2020, awards granted and vested in same CFY represents restricted shares granted to R. Randall Rollins that vested immediately upon his death pursuant to the terms of the restricted stock grants.

	2023	2022	2021	2020
Fair Value of	($)	($)	($)	($)
Equity awards granted in Current Fiscal year (CFY) outstanding and unvested as of end of CFY	440,440	311,150	304,180	263,025
Change in prior year awards outstanding and unvested as of end of CFY	(190,584)	—	201,272	(122,474)
Awards granted and vested in same CFY	—	—	—	173,000
Change in prior year awards that vested in current year	13,685	—	185,060	126,767
Dividends paid	28,620	1,400	—	—
Total Equity Award Adjustments	292,161	312,550	690,512	440,318

(4)

The actuarial present value of $7,322 attributable to Richard A. Hubbell and contained in the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT in 2020 has been deducted computing his CAP for that year. The Company’s defined benefit pension plan was frozen in 2002 and therefore no adjustments need to be made in computing the CAP.

(5)

Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2023, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2023. The OSX is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2023.

(6)

OCF is computed as EBITDA minus cash paid for capital expenditures, plus discretionary adjustments in 2023 totaling approximately $24.5 million related to pension plan termination, litigation settlement and expenses related to acquisitions for the year 2023.OCF for 2020 was calculated as EBITDA minus cash paid for capital expenditures pus discretionary adjustment totaling approximately $217 million related to impairment and other charges.  There were no discretionary adjustments in computing OCF for the years 2022 and 2021.

Company Selected Measure Name	OCF
Named Executive Officers, Footnote
(1)	Amounts disclosed for the first Principal Executive Officer (PEO), second PEO and other Non-PEO Named Executive Officers relate to reported compensation as follows:
>	Richard A. Hubbell – was the President and Chief Executive Officer through May 17, 2022 and for the years 2021 and 2020. He has been Executive Chairman of the Board Officer since May 17, 2022. His total compensation for 2022, 2021 and 2020 has been disclosed as amounts related to first PEO. For 2023, his compensation has been included in amounts related to Non-PEO Named Executive Officers.
>	Ben M. Palmer – is named PEO for 2023 and been the President and Chief Executive Officer effective May 17, 2022, and was Vice President, Chief Financial Officer and Corporate Secretary prior. For 2022 and 2023, his total compensation has been disclosed as amounts related to second PEO. For 2021 and 2020, his compensation has been disclosed in amounts related to Non-PEO Named Executive Officers.
>	Michael L. Schmit – has been Vice President, Chief Financial Officer and Corporate Secretary effective May 17, 2022 and his compensation has been included in amounts related to Non-PEO Named Executive Officers for 2022 and 2023.
>	Randall R. Rollins – was the Executive Chairman of the Board until his passing in August 2020; his compensation until his death has been included in the amounts related to Non-PEO Named Executive Officers for that year.

Peer Group Issuers, Footnote
(5)

Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2023, calculated over the measurement period beginning as of December 31, 2019 established by the market close on that day through and including the end of 2023. The OSX is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in its Form 10-K for the year ended December 31, 2023.

Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported represent the amount of Compensation Actually Paid (CAP), computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. To calculate the amounts in the CAP to PEO column in the table above, the following amounts were deducted from or added to (as applicable) the Total compensation as reported in the Summary Compensation Table (SCT):

	Reported	Reported	Reported	Reported	Equity	Equity
	Summary	Summary	Value of	Value of	Award	Award	Pension
	Compensation	Compensation	Equity	Equity	Adjustments	Adjustments	Adjustments	Compensation	Compensation
	Table Total for	Table Total for	Awards to	Awards to	to first	to second	to First	Actually Paid	Actually Paid
	first PEO (a)	second PEO (a)	first PEO (b)	second PEO (b)	PEO (c)	PEO (c)	PEO (d)	to first PEO	to second PEO
Year	($)	($)	($)	($)	($)	($)	($)	($)	($)
2023	—	2,391,450	—	(998,400)	—	553,888	—	—	1,946,938
2022	2,138,360	2,272,390	(670,500)	(804,600)	1,859,930	1,594,914	—	3,327,790	3,062,704
2021	1,371,410	—	(387,000)	—	929,420	—	—	1,913,830	—
2020	1,275,559	—	(459,000)	—	(112,540)	—	(7,322)	696,697	—
(a)	The amounts disclosed represent the amounts reported as Total compensation in the SCT.
(b)	Represents the grant dare fair value of the equity awards reported in the Stock Awards column of the SCT.
(c)	Represents the year-over-year change in the fair value of equity awards, as shown below. For 2022, the change in fair value of equity awards has been attributed to the Named Executive Officer who was PEO as of December 31, 2022:

	2023	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	757,120	666,750	800,100	454,000	315,000
Change in prior year awards outstanding and unvested as of end of CFY	(266,938)	1,096,200	730,800	305,800	(382,470)
Change in prior year awards that vested in current year	20,538	83,900	53,694	169,620	(45,070)
Dividends paid	43,168	13,080	10,320	—	—
Total Equity Award Adjustments	553,888	1,859,930	1,594,914	929,420	(112,540)
	The actuarial present value of $7,322 attributable to Richard A. Hubbell and contained in the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT in 2020 has been deducted computing his CAP for that year. The Company’s defined benefit pension plan was frozen in 2002 and therefore no adjustments need to be made in computing the CAP.
Non-PEO NEO Average Total Compensation Amount	$ 1,457,560	$ 819,670	$ 733,150	$ 818,133
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,168,921	819,320	1,164,372	875,186
Adjustment to Non-PEO NEO Compensation Footnote

	2023	2022 - First PEO	2022 - Second PEO	2021	2020
Fair Value of	($)	($)	($)	($)	($)
Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY	757,120	666,750	800,100	454,000	315,000
Change in prior year awards outstanding and unvested as of end of CFY	(266,938)	1,096,200	730,800	305,800	(382,470)
Change in prior year awards that vested in current year	20,538	83,900	53,694	169,620	(45,070)
Dividends paid	43,168	13,080	10,320	—	—
Total Equity Award Adjustments	553,888	1,859,930	1,594,914	929,420	(112,540)

Compensation Actually Paid vs. Total Shareholder Return

The following graphs reflect the CAP paid to our PEOs and other Non-PEO Named Executive Officers over the four-year period ended December 31, 2023 and show the Company’s TSR, net income and ROIC results over the same period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The following graphs reflect the CAP paid to our PEOs and other Non-PEO Named Executive Officers over the four-year period ended December 31, 2023 and show the Company’s TSR, net income and ROIC results over the same period.

Tabular List, Table

The Company has used OCF as the primary performance measure for 2023. ROIC was used as the primary performance measurement for several years. ROIC is computed as the ratio of EBITDA to invested capital, for the years 2022, 2021 and 2020.  Invested capital is equal to the aggregate average of stockholders’ equity, accumulated depreciation and long-term liabilities during each of the applicable years. See section titled Compensation Discussion and Analysis – Long Term Incentive Compensation for the performance goals used to grant PSUs in 2023. In addition, the Company also considers the following as important financial measures that may be used to link compensation actually paid to our Named Executive Officers:

>	Earnings Per Share;
>	EBITDA;
>	Free Cash Flow – calculated as net cash provided by operating activities less capital expenditures; and
>	ROIC - calculated as the ratio of EBITDA to invested capital.

Total Shareholder Return Amount	$ 139.56	167.00	86.64	60.11
Peer Group Total Shareholder Return Amount	116.66	113.26	70.04	58.01
Net Income (Loss)	$ 195,000	$ 218,000	$ 7,000	$ (212,000)
Company Selected Measure Amount	200	208	23	(62)
PEO Name	Ben M. Palmer
OCF adjustment amount	$ 24,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	OCF
Non-GAAP Measure Description
(6)

OCF is computed as EBITDA minus cash paid for capital expenditures, plus discretionary adjustments in 2023 totaling approximately $24.5 million related to pension plan termination, litigation settlement and expenses related to acquisitions for the year 2023.OCF for 2020 was calculated as EBITDA minus cash paid for capital expenditures pus discretionary adjustment totaling approximately $217 million related to impairment and other charges.  There were no discretionary adjustments in computing OCF for the years 2022 and 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 4
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow – calculated as net cash provided by operating activities less capital expenditures; and
Hubbell
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,138,360	$ 1,371,410	$ 1,275,559
PEO Actually Paid Compensation Amount		3,327,790	1,913,830	696,697
Hubbell | Pension Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,322)
Palmer
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,391,450	2,272,390
PEO Actually Paid Compensation Amount	1,946,938	3,062,704
PEO | Hubbell | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(670,500)	(387,000)	(459,000)
PEO | Hubbell | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,859,930	929,420	(112,540)
PEO | Hubbell | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		666,750	454,000	315,000
PEO | Hubbell | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,096,200	305,800	(382,470)
PEO | Hubbell | Change in prior year awards that vested in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		83,900	169,620	(45,070)
PEO | Hubbell | Dividends paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,080
PEO | Hubbell | Pension Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,322)
PEO | Palmer | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(998,400)	(804,600)
PEO | Palmer | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,888	1,594,914
PEO | Palmer | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	757,120	800,100
PEO | Palmer | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(266,938)	730,800
PEO | Palmer | Change in prior year awards that vested in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,538	53,694
PEO | Palmer | Dividends paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,168	10,320
Non-PEO NEO | Reported Value of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(580,800)	(312,900)	(259,290)	(383,265)
Non-PEO NEO | Equity Award Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,161	312,550	690,512	440,318
Non-PEO NEO | Equity awards granted in Current Fiscal Year (CFY) outstanding and unvested as of end of CFY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	440,440	311,150	304,180	263,025
Non-PEO NEO | Change in prior year awards outstanding and unvested as of end of CFY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(190,584)		201,272	(122,474)
Non-PEO NEO | Awards granted and vested in same CFY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				173,000
Non-PEO NEO | Change in prior year awards that vested in current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,685		$ 185,060	$ 126,767
Non-PEO NEO | Dividends paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,620	$ 1,400